Cover Page	Apr. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	American Assets Trust, Inc.
Entity Central Index Key	0001500217
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35030
Entity Tax Identification Number	27-3338708
Entity Address, Address Line One	3420 Carmel Mountain Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	350-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Assets Trust, L.P.
Document Information [Line Items]
Entity Registrant Name	American Assets Trust, L.P.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-202342-01
Entity Tax Identification Number	27-3338894